Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Small Cap Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Small Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 47 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 98 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-148 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2024 was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 47 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 98 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-148 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Investor Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers. Small-cap issuers are companies with relatively small market capitalizations. As of November 29, 2024, small-cap issuers generally have public stock market capitalizations between $10 million and $17 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small-cap issuer capitalization range at the time of investment. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small-cap company. The Fund may invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund’s performance against the Russell 2000® Growth Index (Total Return, USD).
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the "Regulatory Benchmark") and the Russell 2000® Growth Index (the “Performance Benchmark”).The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance.The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 26 of the Prospectus.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.comor by calling the appropriate phone number on the back cover of the Prospectus. The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the "Regulatory Benchmark") and the Russell 2000® Growth Index (the “Performance Benchmark”).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter endedYear-to-Date Return19.82%September 30, 2024During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return36.41%June 30, 2020Worst Quarter Return-20.93%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares, will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares, will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style.Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Mid Cap and Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Limitation and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	$ 668
3 Years	rr_ExpenseExampleYear03	1,005
5 Years	rr_ExpenseExampleYear05	1,364
10 Years	rr_ExpenseExampleYear10	$ 2,373
2020	rr_AnnualReturn2020	53.98%
2021	rr_AnnualReturn2021	8.27%
2022	rr_AnnualReturn2022	(29.00%)
2023	rr_AnnualReturn2023	18.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.93%)
1 Year	rr_AverageAnnualReturnYear01	11.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2019
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Expense Limitation and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	$ 301
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	$ 2,714
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Class C Shares – Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 201
3 Years	rr_ExpenseExampleNoRedemptionYear03	710
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,714
1 Year	rr_AverageAnnualReturnYear01	17.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2019
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Limitation and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	$ 1,534
1 Year	rr_AverageAnnualReturnYear01	18.94%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2019
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Limitation and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	$ 1,654
1 Year	rr_AverageAnnualReturnYear01	18.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2019
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Limitation and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	671
10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2019
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Return After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Russell 2000® Growth Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Class A C Inst Inv R6 Shares | Goldman Sachs Small Cap Growth Fund | Russell 3000® Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.78%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The “Other Expenses” for Investor Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, and Investor Shares of the Fund. These arrangements will remain in effect through at least December 29, 2025, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.